Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets [abstract]
Schedule of changes in intangible assets
Changes in intangible assets
Goodwill Software Other Total
in EUR million
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance 472 533 682 846 2 15 1,156 1,394
Additions 17 44 17 44
Capitalised expenses 64 135 64 135
Amortisation -113 -260 -0 -1 -113 -261
Impairments 1 -32 -8 -82 -12 -40 -94
Exchange rate differences -1 -61 3 -0 0 0 2 -62
Disposals -1 -0 -1 -0
Changes in the composition of
the group and other changes
25 9 -1 0 35 -0
Closing balance 463 472 653 682 2 2 1,119 1,156
Gross carrying amount
496 472 2,422 2,521 8 59 2,925 3,052
Accumulated amortisation
-1,705 -1,710 -3 -9 -1,708 -1,719
Accumulated impairments
-32 -64 -129 -2 -48 -98 -177
Net carrying value
463 472 653 682 2 2 1,119 1,156
1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.